License Revenue	6 Months Ended
Jun. 30, 2023
License Agreement [Abstract]
License Revenue
4.
License Revenue

On March 24, 2023, the Company entered into an exclusive patent and know-how out-license agreement (the "Syncona Agreement") with Syncona IP Holdco (2) Limited ("Syncona Holdco"), a company controlled by Syncona Limited ("Syncona"). Under the terms of the Syncona Agreement, the Company granted Syncona Holdco an exclusive license under certain patent rights related to an immune-modifying protein (the "Patent"), an exclusive license under certain patent rights related to an assay (the "Assay Patent"), and a non-exclusive license to certain know-how (the "Assay Know-How") to develop and commercialize the technology other than in respect of liver-directed gene therapies. Upon execution of the Syncona Agreement, the Company made available the licensed intellectual property to Syncona Holdco for an upfront non-refundable payment of £0.5 million or $0.6 million. The Company has no further material performance obligations related to the Syncona Agreement.

The Company further granted to Syncona Holdco the option to take an assignment of the licensed intellectual property (the "Option"). Upon exercise of the Option, Syncona Holdco shall grant the Company a worldwide exclusive fully-paid up royalty free license to the assigned intellectual property. The Company determined that the Option is not considered a material right and does not give rise to a separate performance obligation.

The Company identified the following material promises relating to the Syncona Agreement. The Company determined that the licenses of the Patent, Assay Patent and Assay Know-How were not individually distinct because Syncona Holdco can only benefit from the licensed intellectual property rights when bundled together as one performance obligation. Based on these determinations, the Company identified one distinct performance obligation at the inception of the contract.

The Company further determined that the upfront license fee payable constitutes the transaction price at contract inception, which was allocated to one performance obligation. The amount of the transaction price allocated to the performance obligation is recognized as or when the Company satisfies the performance obligation. The Company determined that the performance obligation was recognized at a point-in-time, upon the delivery of the licenses to Syncona Holdco. The Company recognized total license revenue of £0.5 million or $0.6 million, related to the Syncona Agreement for the six months ended June 30, 2023.

The Company may receive further payments up to £12.5 million or $15.1 million upon the achievement of certain development and regulatory milestones, as well as low-single-digit percentage royalty payments based on net sales of certain licensed products covered by the licensed intellectual property. Future potential milestone payments were fully constrained as the risk of significant revenue reversal related to these amounts has not yet been resolved as of June 30, 2023. The achievement of the future potential milestones is not within the Company’s control and is subject to certain research and development success or regulatory approvals and therefore carries significant uncertainty. The Company will reevaluate the likelihood of achieving future milestones at the end of each reporting period. As all performance obligations will have been satisfied in advance of the achievement of the milestone events, if the risk of significant revenue reversal is resolved, any future milestone revenue from the arrangement will be added to the transaction price (and thereby recognized as revenue) in the period the risk is resolved.